Bank Loan (Details) - USD ($)	1 Months Ended
	Apr. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Bank Loan (Details) [Line Items]
Interest rate	0.50%
Bank loan balance (in Dollars)		$ 531,521
North American Receivables [Member]
Bank Loan (Details) [Line Items]
Line of credit (in Dollars)	$ 20,000,000
Advance percentage	85.00%
Interest rate	1.80%